Quarterly Report
January 31, 2024
MFS®  Lifetime®  2035 Fund
L35-Q3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 98.9%
Bond Funds – 32.7%
MFS Emerging Markets Debt Fund - Class R6	1,456,675	$17,174,194
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,028,128	11,458,922
MFS Global Opportunistic Bond Fund - Class R6	3,069,171	24,798,898
MFS Government Securities Fund - Class R6	4,090,880	35,549,752
MFS High Income Fund - Class R6	7,468,144	22,852,522
MFS Inflation-Adjusted Bond Fund - Class R6	3,897,580	35,623,880
MFS Total Return Bond Fund - Class R6	3,921,674	37,373,553
		$184,831,721
International Stock Funds – 15.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	78,207	$943,181
MFS Blended Research International Equity Fund - Class R6	3,218,697	38,624,360
MFS Emerging Markets Equity Fund - Class R6	30,708	941,507
MFS International Growth Fund - Class R6	258,938	10,336,802
MFS International Intrinsic Value Fund - Class R6	277,013	10,340,902
MFS International New Discovery Fund - Class R6	245,860	7,562,640
MFS Research International Fund - Class R6	821,559	17,918,210
		$86,667,602
Non-Traditional Funds – 6.7%
MFS Commodity Strategy Fund - Class R6	5,398,328	$18,948,133
MFS Global Real Estate Fund - Class R6	1,161,876	18,845,624
		$37,793,757
U.S. Stock Funds – 42.7%
MFS Blended Research Core Equity Fund - Class R6	676,628	$22,159,584
MFS Blended Research Growth Equity Fund - Class R6	1,100,546	22,087,951
MFS Blended Research Mid Cap Equity Fund - Class R6	3,266,298	43,017,150
MFS Blended Research Small Cap Equity Fund - Class R6	619,626	9,275,807
MFS Blended Research Value Equity Fund - Class R6	1,607,169	24,380,753
MFS Growth Fund - Class R6	121,728	22,051,007
MFS Mid Cap Growth Fund - Class R6 (a)	727,409	21,487,651
MFS Mid Cap Value Fund - Class R6	711,026	21,536,987
MFS New Discovery Fund - Class R6 (a)	161,579	4,661,544
MFS New Discovery Value Fund - Class R6	270,266	4,643,178
MFS Research Fund - Class R6	411,662	22,159,742
MFS Value Fund - Class R6	515,325	24,483,069
		$241,944,423
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.4% (v)	8,751,876	$8,752,752
Total Investment Companies		$559,990,255

Other Assets, Less Liabilities – 1.1%		5,973,813
Net Assets – 100.0%		$565,964,068
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $559,990,255.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$559,990,255	$—	$—	$559,990,255
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$20,933,184	$2,199,419	$4,462,216	$174,008	$3,315,189	$22,159,584
MFS Blended Research Emerging Markets Equity Fund	1,131,106	43,149	216,391	10,747	(25,430)	943,181
MFS Blended Research Growth Equity Fund	20,923,361	2,076,595	6,319,353	879,234	4,528,114	22,087,951
MFS Blended Research International Equity Fund	33,480,954	6,026,885	1,322,088	(21,745)	460,354	38,624,360
MFS Blended Research Mid Cap Equity Fund	36,814,562	6,077,675	5,200,898	156,112	5,169,699	43,017,150
MFS Blended Research Small Cap Equity Fund	8,056,788	1,354,176	1,462,786	80,738	1,246,891	9,275,807
MFS Blended Research Value Equity Fund	20,856,626	2,882,257	1,471,554	16,437	2,096,987	24,380,753
MFS Commodity Strategy Fund	16,024,683	4,885,030	1,693,257	(332,456)	64,133	18,948,133
MFS Emerging Markets Debt Fund	14,018,435	3,303,047	486,968	(152,058)	491,738	17,174,194
MFS Emerging Markets Debt Local Currency Fund	9,337,763	2,407,002	339,515	(72,218)	125,890	11,458,922
MFS Emerging Markets Equity Fund	1,136,619	48,170	222,197	25,651	(46,736)	941,507
MFS Global Opportunistic Bond Fund	18,737,685	6,086,716	430,562	(100,009)	505,068	24,798,898
MFS Global Real Estate Fund	16,348,531	4,082,760	1,771,760	(7,520)	193,613	18,845,624
MFS Government Securities Fund	23,917,217	13,068,455	983,487	(198,331)	(254,102)	35,549,752
MFS Growth Fund	21,010,721	2,952,534	6,069,539	720,333	3,436,958	22,051,007
MFS High Income Fund	18,647,015	4,479,105	839,628	(133,402)	699,432	22,852,522
MFS Inflation-Adjusted Bond Fund	28,016,468	9,770,668	912,214	(236,183)	(1,014,859)	35,623,880
MFS Institutional Money Market Portfolio	405,291	17,219,363	8,871,819	(56)	(27)	8,752,752
MFS International Growth Fund	9,261,015	1,656,416	477,061	(9,622)	(93,946)	10,336,802
MFS International Intrinsic Value Fund	9,229,352	2,298,233	536,815	(18,983)	(630,885)	10,340,902
MFS International New Discovery Fund	6,944,688	1,157,121	375,799	(5,366)	(158,004)	7,562,640
MFS Mid Cap Growth Fund	18,432,674	2,519,452	2,400,016	86,974	2,848,567	21,487,651
MFS Mid Cap Value Fund	18,530,981	3,469,127	1,699,700	41,241	1,195,338	21,536,987
MFS New Discovery Fund	4,033,999	835,796	494,702	(5,407)	291,858	4,661,544
MFS New Discovery Value Fund	4,037,581	1,025,555	514,080	4,034	90,088	4,643,178
MFS Research Fund	20,972,227	2,947,186	3,659,260	101,610	1,797,979	22,159,742
MFS Research International Fund	15,087,510	3,242,875	480,579	(15,816)	84,220	17,918,210
MFS Total Return Bond Fund	28,334,754	10,688,551	1,677,907	(419,859)	448,014	37,373,553
MFS Value Fund	20,820,185	4,374,658	824,404	(13,880)	126,510	24,483,069
	$465,481,975	$123,177,976	$56,216,555	$554,208	$26,992,651	$559,990,255
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$228,080	$648,040
MFS Blended Research Emerging Markets Equity Fund	27,488	—
MFS Blended Research Growth Equity Fund	154,226	—
MFS Blended Research International Equity Fund	1,073,985	—
MFS Blended Research Mid Cap Equity Fund	511,026	531,402
MFS Blended Research Small Cap Equity Fund	85,486	—
MFS Blended Research Value Equity Fund	365,641	500,815

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$394,729	$—
MFS Emerging Markets Debt Fund	741,682	—
MFS Emerging Markets Debt Local Currency Fund	400,015	—
MFS Emerging Markets Equity Fund	26,696	—
MFS Global Opportunistic Bond Fund	522,805	—
MFS Global Real Estate Fund	371,676	—
MFS Government Securities Fund	817,477	—
MFS Growth Fund	—	1,042,414
MFS High Income Fund	959,386	—
MFS Inflation-Adjusted Bond Fund	1,218,509	—
MFS Institutional Money Market Portfolio	118,207	—
MFS International Growth Fund	174,502	116,057
MFS International Intrinsic Value Fund	205,085	911,650
MFS International New Discovery Fund	145,139	162,691
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	336,740	297,478
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	125,869	160,980
MFS Research Fund	186,308	1,304,135
MFS Research International Fund	320,490	—
MFS Total Return Bond Fund	1,086,044	—
MFS Value Fund	330,805	1,492,075
	$10,928,096	$7,167,737
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